Pensions and Other Post-employment Benefits - Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Present value of scheme obligations	£ (21,310)	£ (20,353)	£ (18,774)
Actual return on plan assets	(1,056)	(984)	610
Group [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	3,911	4,213	5,055
Equity, unlisted	5	8	7
Multi-asset funds	2,075	2,700	2,997
Property, listed	57	55	33
Property, unlisted	585	607	658
Corporate bonds, listed	2,333	1,293	1,298
Corporate bonds, unlisted	20	349	331
Government bonds, listed	7,812	6,615	4,916
Insurance contracts	2,397	2,238	1,601
Other (liabilities)/assets	11	354	883
Fair value of assets	19,206	18,432	17,779
Present value of scheme obligations	(21,310)	(20,353)	(18,774)
Net surplus/(obligation)	(2,104)	(1,921)	(995)
Actual return on plan assets	1,428	1,488	(156)
Group [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	183	127	760
Group [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(2,287)	(2,048)	(1,755)
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	2,686	2,904	3,257
Equity, unlisted	0	0	0
Multi-asset funds	2,075	2,700	2,997
Property, listed	0	0	0
Property, unlisted	447	460	423
Corporate bonds, listed	1,113	297	404
Corporate bonds, unlisted	0	326	306
Government bonds, listed	6,055	4,923	3,835
Insurance contracts	1,409	1,406	770
Other (liabilities)/assets	(203)	(35)	589
Fair value of assets	13,582	12,981	12,581
Present value of scheme obligations	(13,858)	(13,293)	(12,087)
Net surplus/(obligation)	(276)	(312)	494
Actual return on plan assets	1,092	787	(88)
UK [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	77	70	711
UK [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(353)	(382)	(217)
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	539	671	1,280
Equity, unlisted	0	0	0
Multi-asset funds	0	0	0
Property, listed	0	0	0
Property, unlisted	136	145	231
Corporate bonds, listed	1,066	855	783
Corporate bonds, unlisted	0	0	0
Government bonds, listed	758	803	286
Insurance contracts	0	0	0
Other (liabilities)/assets	136	315	228
Fair value of assets	2,635	2,789	2,808
Present value of scheme obligations	(3,445)	(3,506)	(3,474)
Net surplus/(obligation)	(810)	(717)	(666)
Actual return on plan assets	159	356	(123)
US [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	0	0	0
US [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(810)	(717)	(666)
Rest of World. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	686	638	518
Equity, unlisted	5	8	7
Multi-asset funds	0	0	0
Property, listed	57	55	33
Property, unlisted	2	2	4
Corporate bonds, listed	154	141	111
Corporate bonds, unlisted	20	23	25
Government bonds, listed	999	889	795
Insurance contracts	988	832	831
Other (liabilities)/assets	78	74	66
Fair value of assets	2,989	2,662	2,390
Present value of scheme obligations	(4,007)	(3,554)	(3,213)
Net surplus/(obligation)	(1,018)	(892)	(823)
Actual return on plan assets	177	345	55
Rest of World. [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	106	57	49
Rest of World. [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	£ (1,124)	£ (949)	£ (872)